Other Operating Income and Expense - Operating Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Comprehensive income [abstract]
Gain from insurance claims (1)	$ 1,203	$ 4,852	$ 2,536
Gain from provisions	0	0	26
Other income	262	269	0
Total	$ 1,465	$ 5,121	$ 2,562